PROVISIONS	12 Months Ended
Dec. 31, 2024
PROVISIONS
Provisions	NOTE 31 – PROVISIONS

USDm	2024	2023	2022
Cargo claim provisions	—	—	6.5
Warranty provisions	0.6	0.6	0.3
Balance as of December 31	0.6	0.6	6.8
In 2020, TORM was involved in cargo claims relating to a customer having granted indemnities for discharge of cargoes, and not being able to honor those obligations. The cases involved irregular activities by the customer. Legal action was initiated by TORM in the UK and in India against the customer and related individuals. During 2022, TORM settled one claim and reassessed its provisions for the remaining part of the case complex, which led to the reversal of provisions amounting to USD 6.3m.
As expected at the end of 2023, the remaining part of the case complex was resolved in arbitration during the first quarter of 2024 with an award in favor of TORM.
Warranty provisions relate to sold marine engineering equipment.
Accounting Policies
Provisions are recognized when the Group has a legal or constructive obligation as a result of past events, and when it is probable that this will lead to an outflow of resources which can be reliably estimated. Provisions are measured at the estimated liability expected to arise, considering the time value of money.